                                                                    Fund Profile



                                                           PIMCO High Yield Fund

                                                      Institutional Class Shares


                                                                February 8, 1999













                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648. See the back cover for additional phone numbers and our address.




                                                                   P  I  M  C  O
                                                                   -------------
                                                                       F U N D S
                                                                       ---------

WHAT IS THE PIMCO HIGH YIELD FUND'S INVESTMENT OBJECTIVE?

   The Fund's investment objective is to maximize total return, consistent with preservation of capital and prudent investment management. "Total return" means increases in portfolio value resulting from capital appreciation plus net income earned on the Fund's investments.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

   The Fund normally invests at least 65% of its assets in a diversified portfolio of high yield fixed income securities rated below investment grade, i.e., lower than Baa by Moody's or lower than BBB by S&P but rated at least B by Moody's or S&P (or, if unrated, determined by the Adviser to be of comparable quality). The remainder of the Fund's assets may be invested in investment grade fixed income securities. The average portfolio duration of the Fund will normally vary within a two- to six-year time frame based on the Adviser's forecast for interest rates. Investment selections will be made primarily in areas of the bond market (based on quality, sector, coupon or maturity) which the Adviser believes to be relatively undervalued.

   The Fund may invest its assets in securities of foreign issuers, but only those that are U.S. dollar-denominated. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements and may also engage in hedging strategies involving equity options.

   Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

   You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:

   . Credit Risk: an issuer of a security, or a counterparty to a derivative contract, may default, become bankrupt or become unable to meet a financial obligation thereby decreasing the value of the Fund's holdings. Risk of default or bankruptcy may be greater in periods of economic uncertainty or recession. Securities rated below investment grade carry a high degree of credit risk.

   . Market Risk: the value of the Fund's shares is based on the value of the bonds and other securities it owns. Bond values fluctuate based on changes in interest rates, market conditions, investor confidence and announcements of economic, political or financial information. The value of a derivative instrument may fluctuate with changes in the market value of the underlying security.

   . Interest Rate Risk: if rates rise, the value of the Fund's holdings will generally decrease. Derivative instruments may be particularly sensitive to changes in interest rates.

   . Foreign Securities Risk: in addition to the risks described above, adverse regulatory conditions, foreign taxes, or political or economic uncertainty may reduce the value of the Fund's holdings in securities of foreign issuers.

HOW HAS THE FUND PERFORMED?

   The bar chart below shows the actual performance of the Fund's Institutional Class shares net of fees for each of the past six calendar years since inception on December 16, 1992. It indicates the variability of the Fund's historical returns from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                           [BAR CHART APPEARS HERE]

                         CALENDAR YEAR-BY-YEAR RETURNS

                                1998      6.54%
                                1997     13.21%
                                1996     11.68%
                                1995     20.68%
                                1994      2.40%
                                1993     18.70%

   During the six-year period shown in the bar chart, the highest quarterly return was 6.27% (for the quarter ended March 31, 1993) and the lowest quarterly return was -1.76% (for the quarter ended September 30, 1998).

   The table below shows how the Fund's average annual returns net of fees for the periods indicated compare to those of the Fund's benchmark, the Lehman Brothers BB Intermediate Corporate Index. This is a widely recognized,

--------------------------------------------------------------------------------
PIMCO HIGH YIELD FUND . INSTITUTIONAL CLASS SHARES
--------------------------------------------------------------------------------
   unmanaged market index comprised of various fixed income securities rated BB.

Average Annual Total Returns
for the years ended December 31, 1998 and most recent calendar quarter

                      Quarter Ended                     Since
                         12/31/98     1 year  5 years  Inception/1/
High Yield Fund,
Institutional Class      3.85%        6.54%   10.73%     12.02%

Lehman Brothers BB
Intermediate Corporate
Index                    1.73%        5.74%    9.09%     10.00%

Value added vs. Index    1.82%        0.80%    1.84%      2.02%


   /1/Calculated as of January 1, 1993, the first full month following the Fund's Institutional Class inception on December 16, 1992. The Fund returned 11.97% for the period since inception on December 16, 1992 through December 31, 1998.

WHAT ARE THE FUND'S FEES AND EXPENSES?

   Shareholder Fees
   The Fund features an all-inclusive fixed fee structure for advisory and administrative services but not for extraordinary expenses. There are no sales loads, fees or other charges to purchase the Fund's Institutional Class shares, to reinvest dividends in additional shares, or to redeem your shares.

   Annual Fund Operating Expenses
   (expenses that are deducted from Fund assets)

 Advisory fee                                   0.25%
 Administrative fee                             0.25%
 Distribution (12b-1) and/or service fees       None
 Other expenses/2/                              0.00%
 Total annual operating expenses                0.50%


   /2/Other expenses, which may include expenses such as fees and expenses of the Fund's independent trustees, interest expenses, and extraordinary expenses, such as costs of litigation and indemnification, were less than 0.005% for the most recent fiscal year.

   Example
   An investor would pay the following expenses on a $10,000 investment in the Fund, assuming (1) a hypothetical 5% annual return, (2) redemption at the end of each time period and (3) the Fund's operating expenses remain the same:

                       1 Year   3 Years  5 Years  10 Years
 High Yield Fund,
 Institutional Class    $51      $160      $280     $628

   Actual expenses may be higher or lower than those shown. Under normal circumstances, the Fund intends to limit other expenses so as not to affect the total annual operating expenses.


WHO IS THE FUND'S INVESTMENT ADVISER?

   Pacific Investment Management Company ("PIMCO"), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $157 billion in assets under management as of December 31, 1998. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments.

[PHOTO OF BENJAMIN TROSKY APPEARS HERE]
   The Fund's portfolio is managed by Benjamin Trosky. A Fixed Income Portfolio Manager, Mr. Trosky joined PIMCO in 1990 and is a Managing Director. He has managed the High Yield Fund since its inception on December 16, 1992.

HOW DO I BUY FUND SHARES?

   The minimun initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

  . Opening an account by completing and signing a Client Registration Application, mailing it to us, and wiring funds.

  . Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

  . Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.


HOW DO I SELL FUND SHARES?

  You may sell all or part of your Fund shares to the Fund on any business day. You may sell by:

  .  Sending a written request by mail to PIMCO Funds.

  . Telephone us at 1-800-927-4648 and a Shareholder Service associate will assist you.

  .  By sending a fax to our Shareholder Services department at 1-949-760-4456.

                                                            (Continued on back).


                              PIMCO HIGH YIELD FUND . INSTITUTIONAL CLASS SHARES

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

   The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

   Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

   The Fund and PIMCO's Shareholder Services offer several programs to investors:

   . The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund (except PIMCO International Bond and Emerging Markets Bond II Funds).

   . Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

   . Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.





P  I  M  C  O
-------------
    F U N D S
    ---------

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-760-4456
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO HIGH YIELD FUND . INSTITUTIONAL CLASS SHARES

                                                                    Fund Profile


                                                         PIMCO Foreign Bond Fund

                                                      Institutional Class Shares


                                                                February 8, 1999




                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648. See the back cover for additional phone numbers and our address.


                                                                   P  I  M  C  O
                                                                   -------------
                                                                       F U N D S
                                                                       ---------

WHAT IS THE PIMCO FOREIGN BOND FUND'S INVESTMENT OBJECTIVE?

     The Fund's investment objective is to maximize total return, consistent with preservation of capital and prudent investment management. "Total return" means increases in portfolio value resulting from capital appreciation plus net income earned on the Fund's investments.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund invests in a portfolio of fixed income securities primarily denominated in major foreign currencies and baskets of foreign currencies (such as the euro). The Fund normally invests at least 85% of its assets in securities of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The average portfolio duration of the Fund will normally vary within a three- to seven-year time frame based on the Adviser's forecast for interest rates. The Adviser will select the Fund's foreign country and currency compositions based on an evaluation of relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors the Adviser believes to be relevant.

     The Fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated B or higher by Moody's or S&P (or, if unrated, determined by the Adviser to be of comparable quality). The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:

     . Market Risk: the value of the Fund's shares is based on the value of the bonds and other securities it owns. Bond values fluctuate based on changes in interest rates, market conditions, investor confidence and announcements of economic, political or financial information. Because it is "non-diversified," the portfolio may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified portfolio might be. The value of a derivative instrument may fluctuate with changes in the market value of the underlying security.

     . Interest Rate Risk: if rates rise, the value of the Fund's holdings will generally decrease. Derivative instruments may be particularly sensitive to changes in interest rates.

     . Credit Risk: an issuer of a security, or a counterparty to a derivative contract, may default or become unable to meet a financial obligation thereby decreasing the value of the Fund's holdings. Securities rated below investment grade carry a high degree of credit risk.

     . Foreign Securities Risk: in addition to the risks described above, foreign currency exchange rate fluctuations, adverse regulatory conditions, foreign taxes, or political or economic uncertainty may reduce the value of the Fund's holdings in foreign securities.

HOW HAS THE FUND PERFORMED?

     The bar chart below shows the actual performance of the Fund's Institutional Class shares net of fees for each of the past six calendar years since inception on December 3, 1992. It indicates the variability of the Fund's historical returns from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                           [BAR CHART APPEARS HERE]

                         CALENDAR YEAR-BY-YEAR RETURNS

                                1998    10.03%
                                1997     9.60%
                                1996    18.89%
                                1995    21.22%
                                1994    -7.30%
                                1993    16.40%

     During the six-year period shown in the bar chart, the highest quarterly return was 7.23% (for the quarter ended December 31, 1995) and the lowest quarterly return was -4.22% (for the quarter ended March 31, 1994).

     The table below shows how the Fund's average annual returns net of fees for the periods indicated compare to those of the Fund's benchmark, the J.P. Morgan Non-U.S. Index (Hedged). This is a widely recognized, unmanaged market index


PIMCO FOREIGN BOND FUND . INSTITUTIONAL CLASS SHARES representative of the total return performance in U.S. dollars of major non-U.S. bond markets.

Average Annual Total Returns
for the years ended December 31, 1998 and most recent calendar quarter


                    Quarter Ended                               Since
                      12/31/98        1 Year      5 Years     Inception/1/

Foreign Bond Fund,
Institutional Class     1.19%         10.03%       10.01%       11.05%

J.P. Morgan Non-U.S.
Index (Hedged)          0.81%         12.09%        9.45%       10.18%

Value added vs. Index   0.38%         -2.06%        0.56%        0.87%

     /1/ Calculated as of January 1, 1993, the first full month following the Fund's Institutional Class inception on December 3, 1992. The Fund returned 11.17% for the period since inception on December 3, 1992 through December 31, 1998.

WHAT ARE THE FUND'S FEES AND EXPENSES?

     Shareholder Fees
     The Fund features an all-inclusive fixed fee structure for advisory and administrative services but not for extraordinary expenses. There are no sales loads, fees or other charges to purchase the Fund's Institutional Class shares, to reinvest dividends in additional shares, or to redeem your shares.

     Annual Fund Operating Expenses
     (expenses that are deducted from Fund assets)

Advisory fee                               0.25%
Administrative fee                         0.25%
Distribution (12b-1) and/or service fees    None
Other expenses/2/                          0.80%
Total annual operating expenses            0.50%

     /2/ Other expenses, which may include expenses such as fees and expenses of the Fund's independent trustees, interest expenses, and extraordinary expenses, such as costs of litigation and indemnification, were less than 0.005% for the most recent fiscal year.

     Example
     An investor would pay the following expenses on a $10,000 investment in the Fund, assuming (1) a hypothetical 5% annual return, (2) redemption at the end of each time period and (3) the Fund's operating expenses remain the same:


                      1 year          3 years     5 years     10 years
Foreign Bond Fund,
Institutional Class     $51             $160        $280         $628

     Actual expenses may be higher or lower than those shown. Under normal circumstances, the Fund intends to limit other expenses so as to not affect the total annual operating expenses.

WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company ("PIMCO"), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $157 billion in assets under management as of December 31, 1998. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments.

[PHOTO OF LEE THOMAS APPEARS HERE]
     The Fund's portfolio is managed by Lee R. Thomas, III. A Fixed Income Portfolio Manager, Mr. Thomas is a Managing Director and Senior International Portfolio Manager. He has managed the Foreign Bond Fund since July 13, 1995. Prior to joining PIMCO in 1995, Mr. Thomas was associated with Investcorp as a member of the management committee responsible for global securities and foreign exchange trading.

HOW DO I BUY FUND SHARES?

     The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

     . Opening an account by completing and signing a Client Registration
       Application, mailing it to us, and wiring funds.

     . Exchanging Institutional Class shares in any amount from another PIMCO
       Funds account.

     . Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL FUND SHARES?

     You may sell all or part of your Fund shares to the Fund on any business day. You may sell by:

     . Sending a written request by mail to PIMCO Funds.

     . Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

     . By sending a fax to our Shareholder Services department at 1-949-760-4456.

                                                             (Continued on back)


                            PIMCO FOREIGN BOND FUND . INSTITUTIONAL CLASS SHARES

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

     . The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund (except PIMCO International Bond and Emerging Markets Bond II Funds).

     . Accounts and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

     . Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.






P  I  M  C  O
-------------
    F U N D S
    ---------


840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-760-4456
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com


PIMCO FOREIGN BOND FUND . INSTITUTIONAL CLASS SHARES

                                                                    Fund Profile



                                                         PIMCO Low Duration Fund

                                                      Institutional Class Shares


                                                                February 8, 1999













                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648. See the back cover for additional phone numbers and our address.




                                                                   P  I  M  C  O
                                                                   -------------
                                                                       F U N D S
                                                                       ---------

WHAT IS THE PIMCO LOW DURATION FUND'S INVESTMENT OBJECTIVE?

   The Fund's investment objective is to maximize total return, consistent with preservation of capital and prudent investment management. "Total return" means increases in portfolio value resulting from capital appreciation plus net income earned on the Fund's investments.


WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

   The Fund normally invests at least 65% of its assets in a diversified portfolio of fixed income securities of varying maturities. The securities may be issued by domestic or foreign entities. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The average portfolio duration of the Fund will normally vary within a one- to three-year time frame based on the Adviser's forecast for interest rates. Investment selections will be made primarily in areas of the bond market (based on quality, sector, coupon or maturity) which the Adviser believes to be relatively undervalued.

   The Fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated B or higher by Moody's or S&P (or, if unrated, determined by the Adviser to be of comparable quality). The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

   Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us.


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

   You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:

   . Market Risk: the value of the Fund's shares is based on the value of the bonds and other securities it owns. Bond values fluctuate based on changes in interest rates, market conditions, investor confidence and announcements of economic, political or financial information. The value of a derivative instrument may fluctuate with changes in the market value of the underlying security.

   . Interest Rate Risk: if rates rise, the value of the Fund's holdings will generally decrease. Derivative instruments may be particularly sensitive to changes in interest rates.

   . Credit Risk: an issuer of a security, or a counterparty to a derivative contract, may default or become unable to meet a financial obligation thereby decreasing the value of the Fund's holdings. Below investment grade bonds carry a high degree of credit risk.

   . Foreign Securities Risk: in addition to the risks described above, foreign currency exchange rate fluctuations, adverse regulatory conditions, foreign taxes, or political or economic uncertainty may reduce the value of the Fund's holdings in foreign securities.

HOW HAS THE FUND PERFORMED?

   The bar chart below shows the actual performance of the Fund's Institutional Class shares net of fees for each of the past ten calendar years. It indicates the variability of the Fund's historical returns from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                           [BAR CHART APPEARS HERE]

                         CALENDAR YEAR-BY-YEAR RETURNS

                                1998      7.16%
                                1997      8.24%
                                1996      6.14%
                                1995     11.93%
                                1994      0.63%
                                1993      7.76%
                                1992      7.69%
                                1991     13.46%
                                1990      9.05%
                                1989     11.60%

During the ten-year period shown in the bar chart, the highest quarterly return was 5.52% (for the quarter ended June 30, 1989) and the lowest quarterly return was -0.32% (for the quarter ended March 31, 1994).


The table below shows how the Fund's average annual returns net of fees for one, five and ten years and the most recent calendar quarter compare to those of the Fund's


PIMCO LOW DURATION FUND . INSTITUTIONAL CLASS SHARES benchmark, the Merrill Lynch 1-3 Year Treasury Index. This is a widely recognized, unmanaged market index made up of U.S. Treasury issues with maturities from one to three years.

Average Annual Total Returns
for the years ended December 31, 1998 and most recent calendar quarter

                             Quarter Ended
                               12/31/98         1 Year      5 Years     10 Years
Low Duration Fund,
Institutional Class             1.06%           7.16%       6.76%       8.31%
Merrill Lynch 1-3 Year
Treasury Index                  0.76%           7.00%       5.99%       7.37%
Value added vs. Index           0.30%           0.16%       0.77%       0.94%


WHAT ARE THE FUND'S FEES AND EXPENSES?

     Shareholder Fees
     The Fund features an all-inclusive fixed fee structure for advisory and administrative services but not for extraordinary expenses. There are no sales loads, fees or other charges to purchase the Fund's Institutional Class shares, to reinvest dividends in additional shares, or to redeem your shares.

     Annual Fund Operating Expenses
     (expenses that are deducted from Fund assets)

Advisory fee                                           0.25%
Administrative fee                                     0.18%
Distribution (12b-1) and/or service fees               None
Other expenses/1/                                      0.00%
Total annual operating expenses                        0.43%

     /1/ Other expenses, which may include expenses such as fees and expenses of the Fund's independent trustees, interest expenses, and extraordinary expenses, such as costs of litigation and indemnification, were less than 0.005% for the most recent fiscal year.

     Example
     An investor would pay the following expenses on a $10,000 investment in the Fund, assuming (1) a hypothetical 5% annual return, (2) redemption at the end of each time period and (3) the Fund's operating expenses remain the same:

                               1 year     3 years       5 years      10 years
Low Duration Fund,
Institutional Class             $44         $138         $241          $542

     Actual expenses may be higher or lower than those shown. Under normal circumstances, the Fund intends to limit other expenses so as to not affect the total annual operating expenses.


WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company ("PIMCO"), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $157 billion in assets under management as of December 31, 1998. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments.

[PHOTO OF WILLIAM H. GROSS APPEARS HERE]

     The Fund's portfolio is managed by William H. Gross. A Fixed Income Portfolio Manager, Mr. Gross is a Managing Director and one of the founders of PIMCO. He has managed the Low Duration Fund since its inception on May 11, 1987.


HOW DO I BUY FUND SHARES?

     The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

     . Opening an account by completing and signing a Client Registration Application, mailing it to us, and wiring funds.

     . Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

     . Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.


HOW DO I SELL FUND SHARES?

     You may sell all or part of your Fund shares to the Fund on any business day. You may sell by:

     .    Sending a written request by mail to PIMCO Funds.

     . Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

     . By sending a fax to our Shareholder Services department at 1-949-760-4456.


                                                            (Continued on back).


                            PIMCO LOW DURATION FUND . INSTITUTIONAL CLASS SHARES

HOW ARE FUND DISTRIBUTIONS
MADE AND TAXED?

   The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

   Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


WHAT OTHER SERVICES ARE AVAILABLE
FROM THE FUND?

   The Fund and PIMCO's Shareholder Services offer several programs to investors:

   . The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund (except PIMCO International Bond and Emerging Markets Bond II Funds).

   . Accounts and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

   . Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.





P  I  M  C  O
-------------
    F U N D S
    ---------

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-760-4456
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO LOW DURATION FUND . INSTITUTIONAL CLASS SHARES

                                                                    Fund Profile



                                                           PIMCO StocksPLUS Fund

                                                      Institutional Class Shares


                                                                February 8, 1999













                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648. See the back cover for additional phone numbers and our address.




                                                                   P  I  M  C  O
                                                                   -------------
                                                                       F U N D S
                                                                       ---------

WHAT IS THE PIMCO STOCKSPLUS FUND'S INVESTMENT OBJECTIVE?

   The Fund's investment objective is to achieve a total return which exceeds the total return performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). "Total return" means increases in portfolio value resulting from capital appreciation plus net income earned on the Fund's investments.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

   The Fund normally invests in common stocks, options, futures, options on futures and swaps. StocksPLUS is the name of a proprietary portfolio management strategy which uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P
   500. The Adviser expects to normally invest substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments. The Adviser will actively manage the fixed income assets serving as cover for derivatives, as well as any other fixed income assets held by the portfolio, with a view toward enhancing the portfolio's total return investment performance, subject to an overall portfolio duration which is normally not expected to exceed one year.

   Assets not invested in equity securities may be invested in a diversified portfolio of fixed income securities of varying maturities. Investment selections will be made primarily in areas of the bond market (based on quality, sector, coupon or maturity) which the Adviser believes to be relatively under-valued. The Fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated B or higher by Moody's or S&P (or, if unrated, determined by the Adviser to be of comparable quality). The Fund may lend its portfolio securities to brokers, dealers and other financial institutions in order to earn income. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, may purchase and sell options and futures on foreign currencies, and may enter into forward currency contracts.

   Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

   You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:


   . Market Risk: the value of the Fund's shares is based on the value of the securities it owns. The market value of securities may move up and down, sometimes rapidly and unpredictably. The value of S&P 500 derivatives will fluctuate with changes in the market value of S&P 500 stocks. The Fund could experience greater losses than would be the case if it were to invest directly in a portfolio of S&P 500 stocks.

   . Interest Rate Risk: if rates rise, the value of the Fund's holdings may decrease. Derivative instruments may be particularly sensitive to changes in interest rates.

   . Credit Risk: an issuer of a security, or a counterparty to a derivative contract, may default or become unable to meet a financial obligation thereby decreasing the value of the Fund's holdings. Securities rated below investment grade carry a high degree of credit risk.

   . Foreign Securities Risk: in addition to the risks described above, foreign currency exchange rate fluctuations, adverse regulatory conditions, foreign taxes, or political or economic uncertainty may reduce the value of the Fund's holdings in foreign securities.

HOW HAS THE FUND PERFORMED?

   The bar chart below shows the actual performance of the Fund's Institutional Class shares net of fees for each of the past five calendar years since inception on May 14, 1993. It indicates the variability of the Fund's historical returns from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                           [BAR CHART APPEARS HERE]

                         CALENDAR YEAR-BY-YEAR RETURNS

                                1998     28.32%
                                1997     32.85%
                                1996     23.07%
                                1995     40.51%
                                1994      2.92%
                                1993      8.89%*

   * The return for 1993 in the above bar chart reflects performance from the Fund's inception date on May 14, 1993, and is not annualized.

PIMCO STOCKSPLUS FUND . INSTITUTIONAL CLASS SHARES

   During the five-year period shown in the bar chart, the highest quarterly return was 21.44% (for the quarter ended December 31, 1997) and the lowest quarterly return was -9.77% (for the quarter ended September 30, 1998).

   The table below shows how the Fund's average annual returns net of fees for the periods indicated compare to those of the Fund's benchmark, the S&P 500 Index. This is a widely recognized, unmanaged market index generally considered representative of the stock market as a whole.

Average Annual Total Returns
for the years ended December 31, 1998 and most recent calendar quarter

                         Quarter Ended                              Since
                           12/31/98       1 Year       5 Years    Inception/1/
StocksPLUS Fund,

Institutional Class         21.44%        28.32%       24.85%       23.30%

S&P 500 Index               21.30%        28.68%       24.08%       22.42%

Value added vs. Index        0.14%        -0.28%        0.79%        0.88%

   /1/ Calculated as of June 1, 1993, the first full month following the Fund's Institutional Class inception on May 14, 1993. The Fund returned 23.61% for the period since inception on May 14, 1993 through December 31, 1998.

WHAT ARE THE FUND'S FEES AND EXPENSES?

   Shareholder Fees
   The Fund features an all-inclusive fixed fee structure for advisory and administrative services but not for extraordinary expenses. There are no sales loads, fees or other charges to purchase the Fund's Institutional Class shares, to reinvest dividends in additional shares, or to redeem your shares.

   Annual Fund Operating Expenses
   (expenses that are deducted from Fund assets)

Advisory fee                                        0.40%
Administrative fee                                  0.25%
Distribution (12b-1) and/or service fees            None
Other expenses/2/                                   0.00%
Total annual operating expenses                     0.65%

   /2/ Other expenses, which may include expenses such as fees and expenses of the Fund's independent trustees, interest expenses, and extraordinary expenses, such as costs of litigation and indemnification, were less than 0.005% for the most recent fiscal year.

   Example
   An investor would pay the following expenses on a $10,000 investment in the Fund, assuming (1) a hypothetical 5% annual return, (2) redemption at the end of each time period and (3) the Fund's operating expenses remain the same:

                              1 year      3 years     5 years     10 years
StocksPLUS Fund,
Institutional Class            $66         $208        $362         $810

   Actual expenses may be higher or lower than those shown. Under normal circumstances, the Fund intends to limit other expenses so as to not affect the total annual operating expenses.

WHO IS THE FUND'S INVESTMENT ADVISER?

   Pacific Investment Management Company ("PIMCO"), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $157 billion in assets under management as of December 31, 1998. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments.



[PHOTO OF WILLIAM GROSS    The Fund's portfolio is managed by a team led by
 APPEARS HERE]             William H. Gross. A Fixed Income Portfolio Manager,
                           Mr. Gross is a Managing Director and one of the founders of PIMCO. He has led the team managing the StocksPLUS Fund since January 6, 1998 and has managed various PIMCO Funds since 1987.

HOW DO I BUY FUND SHARES?

   The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

   . Opening an account by completing and signing a Client Registration
     Application, mailing it to us, and wiring funds.

   . Exchanging Institutional Class shares in any amount from another PIMCO
     Funds account.

   . Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL FUND SHARES?

   You may sell all or part of your Fund shares to the Fund on any business day. You may sell by:

   . Sending a written request by mail to PIMCO Funds.

                                                             (Continued on back)

                              PIMCO STOCKSPLUS FUND . INSTITUTIONAL CLASS SHARES

   . Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

   . By sending a fax to our Shareholder Services department at 1-949-760-4456.


HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

   The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

   Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

   The Fund and PIMCO's Shareholders Services offer several programs to investors:

   . The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund (except PIMCO International Bond and Emerging Markets Bond II Funds).

   . Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

   . Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.



P  I  M  C  O
-------------
F U N D S
---------

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-760-4456
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO STOCKSPLUS FUND . INSTITUTIONAL CLASS SHARES

                                                                    Fund Profile



                                                         PIMCO Total Return Fund

                                                      Institutional Class Shares


                                                                February 8, 1999













                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648. See the back cover for additional phone numbers and our address.




                                                                   P  I  M  C  O
                                                                   -------------
                                                                       F U N D S
                                                                       ---------

WHAT IS THE PIMCO TOTAL RETURN FUND'S
INVESTMENT OBJECTIVE?

  The Fund's investment objective is to maximize total return, consistent with preservation of capital and prudent investment management. "Total return" means increases in portfolio value resulting from capital appreciation plus net income earned on the Fund's investments.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT
STRATEGY?

  The Fund normally invests at least 65% of its assets in a diversified portfolio of bonds and other types of fixed income instruments of varying maturities. The securities may be issued by domestic or foreign entities. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The average portfolio duration of the Fund will normally vary within a three- to six-year time frame based on the Adviser's forecast for interest rates. Investment selections will be made primarily in areas of the bond market (based on quality, sector, coupon or maturity) which the Adviser believes to be relatively undervalued.

  The Fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated B or higher by Moody's or S&P (or, if unrated, determined by the Adviser to be of comparable quality). The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.

  Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING
IN THE FUND?

  You could lose money on an investment in the Fund.
  The principal risks of investing in the Fund are:

  . Market Risk: the value of the Fund's shares is based on the value of the bonds and other securities it owns. Bond values fluctuate based on changes in interest rates, market conditions, investor confidence and announcements of economic, political or financial information. The value of a derivative instrument may fluctuate with changes in the market value of the underlying security.

  . Interest Rate Risk: if rates rise, the value of the Fund's holdings will generally decrease. Derivative instruments may be particularly sensitive to changes in interest rates.

  . Credit Risk: an issuer of a security, or a counterparty to a derivative contract, may default or become unable to meet a financial obligation thereby decreasing the value of the Fund's holdings. Below investment grade bonds carry a high degree of credit risk.

  . Foreign Securities Risk: in addition to the risks described above, foreign currency exchange rate fluctuations, adverse regulatory conditions, foreign taxes, or political or economic uncertainty may reduce the value of the Fund's holdings in foreign securities.

HOW HAS THE FUND PERFORMED?

  The bar chart below shows the actual performance of the Fund's Institutional Class shares net of fees for each of the past ten calendar years. It indicates the variability of the Fund's historical returns from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                           [BAR CHART APPEARS HERE]

                         CALENDAR YEAR-BY-YEAR RETURNS

                                1998      9.77%
                                1997     10.16%
                                1996      4.69%
                                1995     19.78%
                                1994     -3.57%
                                1993     12.51%
                                1992      9.74%
                                1991     19.56%
                                1990      8.05%
                                1989     14.24%

  During the ten-year period shown in the bar chart, the highest quarterly return was 8.26% (for the quarter ended June 30, 1989) and the lowest quarterly return was -2.69% (for the quarter ended March 31, 1994).

  The table below shows how the Fund's average annual returns net of fees for one, five and ten years and the most recent calendar quarter compare to those of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index. This is a widely recognized, unmanaged market index representative of the U.S. taxable fixed income universe.


PIMCO TOTAL RETURN FUND . INSTITUTIONAL CLASS SHARES

   Average Annual Total Returns
   for the years ended December 31, 1998 and most recent calendar quarter

                           Quarter Ended
                             12/31/98        1 Year   5 Years   10 Years

   Total Returns Fund
   Institutional Class        0.33%           9.77%    7.88%      10.30%
   Lehman Brothers
   Aggregate Bond Index       0.34%           8.69%    7.27%       9.26%
   Value added vs. Index     -0.01%           1.08%    0.62%       1.04%

WHAT ARE THE FUND'S FEES AND EXPENSES?

   Shareholder Fees
   The Fund features an all-inclusive fixed fee structure for advisory and administrative services but not for extraordinary expenses. There are no sales loads, fees or other charges to purchase the Fund's Institutional Class shares, to reinvest dividends in additional shares, or to redeem your shares.

   Annual Fund Operating Expenses
   (expenses that are deducted from Fund assets)

Advisory fee                                   0.25%
Administrative fee                             0.18%
Distribution (12b-1) and/or service fees       None
Other expenses/1/                              0.00%
Total annual operating expenses                0.43%

   /1/ Other expenses, which may include expenses such as fees and expenses of the Fund's independent trustees, interest expenses, and extraordinary expenses, such as costs of litigation and indemnification, were less than 0.005% for the most recent fiscal year.

   Example
   An investor would pay the following expenses on a $10,000 investment in the Fund, assuming (1) a hypothetical 5% annual return, (2) redemption at the end of each time period and (3) the Fund's operating expenses remain the same:

                            1 year      3 years     5 years     10 years
Total Return Fund,
Institutional Class          $44         $138        $241        $542

   Actual expenses may be higher or lower than those shown. Under normal circumstances, the Fund intends to limit other expenses so as not to affect the total annual operating expenses.

WHO IS THE FUND'S INVESTMENT ADVISER?

   Pacific Investment Management Company ("PIMCO"), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $157 billion in assets under management as of December 31, 1998. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments.

[PHOTO OF The Fund's portfolio is managed by William H. Gross. A Fixed Income WILLIAM H. Portfolio Manager, Mr. Gross is a Managing Director and one of the
GROSS      founders of PIMCO. He has managed the Total Return Fund since its
APPEARS    inception on May 11, 1987.
HERE]

HOW DO I BUY FUND SHARES?

   The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

   . Opening an account by completing and signing a Client Registration
     Application, mailing it to us, and wiring funds.

   . Exchanging Institutional Class shares in any amount from another PIMCO
     Funds account.

   . Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL FUND SHARES?

   You may sell all or part of your Fund shares to the Fund on any business day. You may sell by:

   . Sending a written request by mail to PIMCO Funds.

   . Telephone us a 1-800-927-4648 and a Shareholder Services associate will assist you.

   . By sending a fax to our Shareholder Services department at 1-949-760-4456.

                                                            (Continued on back).

                            PIMCO TOTAL RETURN FUND . INSTITUTIONAL CLASS SHARES

HOW ARE FUND DISTRIBUTIONS
MADE AND TAXED?

   The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

   Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


WHAT OTHER SERVICES ARE AVAILABLE
FROM THE FUND?

   The Fund and PIMCO's Shareholder Services offer several programs to investors:

   . The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund (except PIMCO International Bond and Emerging Markets Bond II Funds).

   . Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

   . Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.





P  I  M  C  O
-------------
    F U N D S
    ---------

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-760-4456
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO TOTAL RETURN FUND . INSTITUTIONAL CLASS SHARES